Related Party Transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease Transactions
Depreciation	€ 700,276
Interest expense	171,724
Leases balances
Right-of-use asset	4,325,115
Lease Agreements
Lease Transactions
Depreciation	17,169
Interest expense	1,897
Lease expense	4,457	€ 24,597	€ 22,132
Leases balances
Right-of-use asset	122,215
Lease liability	122,946
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	4,580
Interest expense	501
Lease expense	4,005	8,745	8,456
Leases balances
Right-of-use asset	30,336
Lease liability	30,820
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	12,589
Interest expense	1,396
Lease expense	452	€ 15,852	€ 13,676
Leases balances
Right-of-use asset	91,879
Lease liability	€ 92,126